FINANCIAL INCOME (EXPENSES) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INCOME (EXPENSES)
Interest income		R$ 642,278	R$ 536,420	R$ 571,784
Interest receivable (customers, taxes and other)		223,797	165,212	154,263
Gain on derivative transactions (Note 32)		327,315	512,698	390,146
Other income with foreign exchange and monetary variation (judicial deposits, taxes and others) (1)		0	52,254	0
Other financial income		122,922	244,357	59,194
Total		1,544,273	2,042,168	2,216,198
Loan, financing, debenture, leases charges and liabilities for the acquisition of a company (Note 21)	[1]	(2,141,361)	(2,092,184)	(1,850,286)
Loss on derivative transactions (Note 32)		(258,307)	(622,787)	(495,668)
Interest payable (financial institutions, trade accounts payable, taxes and other)		(577,229)	(560,195)	(345,424)
Foreign exchange variation on loans and financing (Note 21)		(2,598)	0	(108,310)
Expenses with monetary variations of provisions for contingencies (Note 20)	[2]	(81,296)	(784,427)	(893,963)
Other expenses with foreign exchange and monetary variation (suppliers, taxes and others)		(234,608)	(162,544)	(86,276)
IOF, Pis, Cofins and other financial expenses		(158,577)	(163,940)	(202,591)
Total		(3,453,976)	(4,386,077)	(3,982,518)
Financial income (expenses), net		(1,909,703)	(2,343,909)	(1,766,320)
Tax credits for PIS and COFINS			245,491	816,038
Leases charges		1,630,993	1,392,570	1,292,376
Reversal of the monetary update of regulatory provisions		405,986
Reversal of expenses with monetary updating of provisions for legal claims due to adherence to tax amnesty programs		372,271
Foreign exchange gain	[3]	R$ 227,961	R$ 531,227	R$ 1,040,811

[1]	Includes the consolidated amounts of R$1,630,993 e R$1,392,570 and R$1,292,376 in the years ended December 31, 2024, 2023 and 2022, respectively, related to leases charges.
[2]	In 2024, includes: (i) R$405,986 referring to the reversal of the monetary update of regulatory provisions due to the Commitment Term Related to the Self-Composition Negotiations for Adaptation of STFC Concession Contracts to Authorization Instruments (Notes 1.b. and 20.); and (ii) R$372,271, referring to the reversal of expenses for monetary update of provisions for legal claims due to adherence to tax amnesty programs in the States of SP and PR (Note 20.).
[3]	For the years ended December 31, 2023 and 2022, includes tax credits, in the amounts of R$245,491 and R$816,038, respectively, arising from decisions on lawsuits, in favor of the Company, which recognized PIS tax credits and COFINS.